Retirement Plans and Postretirement Benefit Plans (Details) - USD ($) $ in Millions		3 Months Ended	9 Months Ended	12 Months Ended
		Dec. 31, 2017	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Benefit Obligation, Increase (Decrease) for Plan Amendment			$ 42.9
Defined Contribution Plan, Employer Matching Contribution, Percent of Match				200.00%
Defined Contribution Plan, Employer Matching Contribution, Percent of Employees' Gross Pay				5.00%
Payment for Pension Benefits				$ 20.0	$ 20.0
Settlement		$ (11.7)				$ (14.2)
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Plan settlements			(27.9)
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Plan settlements			(27.9)
Defined Benefit Plan, Net Periodic Benefit Cost (Credit) [Abstract]
Settlement		(11.7)				(14.2)
Net Periodic Benefit Cost				26.0	11.8	27.4
Effect of One Percentage Point Increase on Service and Interest Cost Components				0.0	0.0	0.0
Effect of One Percentage Point Increase on Accumulated Postretirement Benefit Obligation				0.1	0.1	0.1
Effect of One Percentage Point Decrease on Service and Interest Cost Components				0.0	0.0	0.0
Effect of One Percentage Point Decrease on Accumulated Postretirement Benefit Obligation				0.2	0.5	0.5
Defined Benefit Plan, Expected Future Benefit Payment, Next Twelve Months								$ 46.9
Defined Benefit Plan, Expected Future Benefit Payment, Year Two								47.3
Defined Benefit Plan, Expected Future Benefit Payment, Year Three								48.2
Defined Benefit Plan, Expected Future Benefit Payment, Year Four								46.7
Defined Benefit Plan, Expected Future Benefit Payment, Year Five								44.6
Defined Benefit Plan, Expected Future Benefit Payment, Five Fiscal Years Thereafter								206.4
Defined Contribution Plan, Cost				9.7	8.8	8.2
OKLAHOMA
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Settlement		(10.8)				(12.5)
Defined Benefit Plan, Net Periodic Benefit Cost (Credit) [Abstract]
Settlement		(10.8)				(12.5)
Postretirement Benefit Plan [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Benefit Obligation, Increase (Decrease) for Plan Amendment				(29.4)	0.0
Restoration of Retirement Income Plan [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Plan Assets, Contributions by Plan Participant				0.0	0.0
Defined Benefit Plan, Plan Assets, Benefits Paid				(0.2)	0.0
Defined Benefit Plan, Benefit Obligation, Benefits Paid				(0.2)	0.0
Settlement				0.0	0.4	0.0
Accumulated Benefit Obligation								3.9	$ 3.4
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefit Obligation, Beginning			4.0	4.0	2.7
Service cost				0.1	0.1	0.1
Interest cost				0.2	0.1	0.1
Plan settlements				0.0	1.0
Participants' contributions				0.0	0.0
Actuarial gains (losses)				0.1	2.1
Benefit Obligation, Ending		4.2		4.2	4.0	2.7
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair Value of Plan Assets, Beginning			0.0	0.0	0.0
Actual return on plans' assets				0.0	0.0
Employer contributions				0.2	1.0
Plan settlements				0.0	1.0
Fair Value of Plan Assets, Ending		0.0		0.0	0.0	0.0
Funded Status of Plan								(4.2)	(4.0)
Defined Benefit Plan, Net Periodic Benefit Cost (Credit) [Abstract]
Service cost				0.1	0.1	0.1
Interest cost				0.2	0.1	0.1
Expected return on plan assets				0.0	0.0	0.0
Defined Benefit Plan, Amortization of Gain (Loss)				(0.4)	(0.1)	(0.1)
Amortization of unrecognized prior service cost	[1]			0.0	0.0	0.0
Settlement				0.0	0.4	0.0
Net Periodic Benefit Cost	[2]			0.7	0.7	0.3
Fair Value of Plan Assets		0.0	0.0	0.0	0.0	0.0		0.0	0.0	$ 0.0
Pension Plans [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Plan Assets, Contributions by Plan Participant				0.0	0.0
Defined Benefit Plan, Plan Assets, Benefits Paid				(13.1)	(44.6)
Defined Benefit Plan, Benefit Obligation, Benefits Paid				(13.1)	(44.6)
Settlement				11.7	0.0	14.2
Accumulated Benefit Obligation								469.0	458.1
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefit Obligation, Beginning			500.5	500.5	514.4
Service cost				10.1	10.3	10.3
Interest cost				19.5	19.2	19.8
Plan settlements				35.2	0.0
Participants' contributions				0.0	0.0
Actuarial gains (losses)				28.8	1.2
Benefit Obligation, Ending		510.6		510.6	500.5	514.4
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair Value of Plan Assets, Beginning			457.3	457.3	464.2
Actual return on plans' assets				64.2	37.7
Employer contributions				4.0	0.0
Plan settlements				35.2	0.0
Fair Value of Plan Assets, Ending		477.2		477.2	457.3	464.2
Funded Status of Plan								$ (33.4)	$ (43.2)
Defined Benefit Plan, Net Periodic Benefit Cost (Credit) [Abstract]
Service cost				10.1	10.3	10.3
Interest cost				19.5	19.2	19.8
Expected return on plan assets				(32.8)	(33.1)	(36.5)
Defined Benefit Plan, Amortization of Gain (Loss)				(13.0)	(12.4)	(13.8)
Amortization of unrecognized prior service cost	[1]			0.0	0.0	0.5
Settlement				11.7	0.0	14.2
Net Periodic Benefit Cost	[2]			21.5	8.8	22.1
Capitalized Portion of Net Periodic Benefit Cost				$ 3.4	$ 2.9	$ 2.6
Assumptions Used Calculating Benefit Obligation, Discount Rate								3.60%	4.00%	4.00%
Assumptions Used Calculating Net Periodic Benefit Cost, Expected Long-term Return on Assets				7.50%	7.50%	7.50%
Assumptions Used Calculating Net Periodic Benefit Cost, Rate of Compensation Increase				4.20%	4.20%	4.20%
Fair Value of Plan Assets		477.2	457.3	$ 457.3	$ 464.2	$ 464.2		$ 477.2	$ 457.3	$ 464.2
Pension Plans [Member] | OKLAHOMA
Defined Benefit Plan, Net Periodic Benefit Cost (Credit) [Abstract]
Additional Pension Expense to Meet State Requirements				(2.3)	9.9	(3.1)
Pension Plans [Member] | ARKANSAS
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Settlement				(0.9)	(0.1)	(1.9)
Defined Benefit Plan, Net Periodic Benefit Cost (Credit) [Abstract]
Settlement				(0.9)	(0.1)	(1.9)
Pension Plans [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair Value of Plan Assets, Beginning			0.0	0.0
Fair Value of Plan Assets, Ending		0.0		0.0	0.0
Defined Benefit Plan, Net Periodic Benefit Cost (Credit) [Abstract]
Fair Value of Plan Assets		0.0	0.0	0.0	0.0			0.0	0.0
Pension Plans [Member] | U.S. common stocks [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Alternative Investment, Fair Value Disclosure	[3]							0.0	0.0
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair Value of Plan Assets, Beginning			237.1	237.1
Fair Value of Plan Assets, Ending		225.9		225.9	237.1
Defined Benefit Plan, Net Periodic Benefit Cost (Credit) [Abstract]
Fair Value of Plan Assets		225.9	237.1	237.1	237.1			225.9	237.1
Pension Plans [Member] | U.S. common stocks [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair Value of Plan Assets, Beginning			237.1	237.1
Fair Value of Plan Assets, Ending		225.9		225.9	237.1
Defined Benefit Plan, Net Periodic Benefit Cost (Credit) [Abstract]
Fair Value of Plan Assets		225.9	237.1	237.1	237.1			225.9	237.1
Pension Plans [Member] | U.S. common stocks [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair Value of Plan Assets, Beginning			0.0	0.0
Fair Value of Plan Assets, Ending		0.0		0.0	0.0
Defined Benefit Plan, Net Periodic Benefit Cost (Credit) [Abstract]
Fair Value of Plan Assets		0.0	0.0	0.0	0.0			0.0	0.0
Pension Plans [Member] | U.S. treasury notes and bonds [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Alternative Investment, Fair Value Disclosure	[3],[4]							0.0	0.0
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair Value of Plan Assets, Beginning	[4]		122.3	122.3
Fair Value of Plan Assets, Ending	[4]	169.7		169.7	122.3
Defined Benefit Plan, Net Periodic Benefit Cost (Credit) [Abstract]
Fair Value of Plan Assets	[4]	169.7	122.3	122.3	122.3			169.7	122.3
Pension Plans [Member] | U.S. treasury notes and bonds [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair Value of Plan Assets, Beginning	[4]		122.3	122.3
Fair Value of Plan Assets, Ending	[4]	169.7		169.7	122.3
Defined Benefit Plan, Net Periodic Benefit Cost (Credit) [Abstract]
Fair Value of Plan Assets	[4]	169.7	122.3	122.3	122.3			169.7	122.3
Pension Plans [Member] | U.S. treasury notes and bonds [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair Value of Plan Assets, Beginning	[4]		0.0	0.0
Fair Value of Plan Assets, Ending	[4]	0.0		0.0	0.0
Defined Benefit Plan, Net Periodic Benefit Cost (Credit) [Abstract]
Fair Value of Plan Assets	[4]	0.0	0.0	0.0	0.0			0.0	0.0
Pension Plans [Member] | Mortgage-backed securities [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Alternative Investment, Fair Value Disclosure	[3]							0.0	0.0
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair Value of Plan Assets, Beginning			59.2	59.2
Fair Value of Plan Assets, Ending		43.4		43.4	59.2
Defined Benefit Plan, Net Periodic Benefit Cost (Credit) [Abstract]
Fair Value of Plan Assets		43.4	59.2	59.2	59.2			43.4	59.2
Pension Plans [Member] | Mortgage-backed securities [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair Value of Plan Assets, Beginning			0.0	0.0
Fair Value of Plan Assets, Ending		0.0		0.0	0.0
Defined Benefit Plan, Net Periodic Benefit Cost (Credit) [Abstract]
Fair Value of Plan Assets		0.0	0.0	0.0	0.0			0.0	0.0
Pension Plans [Member] | Mortgage-backed securities [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair Value of Plan Assets, Beginning			59.2	59.2
Fair Value of Plan Assets, Ending		43.4		43.4	59.2
Defined Benefit Plan, Net Periodic Benefit Cost (Credit) [Abstract]
Fair Value of Plan Assets		43.4	59.2	59.2	59.2			43.4	59.2
Pension Plans [Member] | Corporate fixed income and other securities [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Alternative Investment, Fair Value Disclosure	[3]							0.0	0.0
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair Value of Plan Assets, Beginning			137.6	137.6
Fair Value of Plan Assets, Ending		153.8		153.8	137.6
Defined Benefit Plan, Net Periodic Benefit Cost (Credit) [Abstract]
Fair Value of Plan Assets		153.8	137.6	137.6	137.6			153.8	137.6
Pension Plans [Member] | Corporate fixed income and other securities [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair Value of Plan Assets, Beginning			0.0	0.0
Fair Value of Plan Assets, Ending		0.0		0.0	0.0
Defined Benefit Plan, Net Periodic Benefit Cost (Credit) [Abstract]
Fair Value of Plan Assets		0.0	0.0	0.0	0.0			0.0	0.0
Pension Plans [Member] | Corporate fixed income and other securities [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair Value of Plan Assets, Beginning			137.6	137.6
Fair Value of Plan Assets, Ending		153.8		153.8	137.6
Defined Benefit Plan, Net Periodic Benefit Cost (Credit) [Abstract]
Fair Value of Plan Assets		153.8	137.6	137.6	137.6			153.8	137.6
Pension Plans [Member] | Commingled fund [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Alternative Investment, Fair Value Disclosure	[3],[5]							29.9	23.8
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair Value of Plan Assets, Beginning	[5]		23.8	23.8
Fair Value of Plan Assets, Ending	[5]				23.8
Defined Benefit Plan, Net Periodic Benefit Cost (Credit) [Abstract]
Fair Value of Plan Assets	[5]		23.8	23.8	23.8				23.8
Pension Plans [Member] | Commingled fund [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair Value of Plan Assets, Beginning	[5]		0.0	0.0
Fair Value of Plan Assets, Ending	[5]	0.0		0.0	0.0
Defined Benefit Plan, Net Periodic Benefit Cost (Credit) [Abstract]
Fair Value of Plan Assets	[5]	0.0	0.0	0.0	0.0			0.0	0.0
Pension Plans [Member] | Commingled fund [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair Value of Plan Assets, Beginning	[5]		0.0	0.0
Fair Value of Plan Assets, Ending	[5]	0.0		0.0	0.0
Defined Benefit Plan, Net Periodic Benefit Cost (Credit) [Abstract]
Fair Value of Plan Assets	[5]	0.0	0.0	0.0	0.0			0.0	0.0
Pension Plans [Member] | Foreign government bonds [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Alternative Investment, Fair Value Disclosure	[3]							0.0	0.0
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair Value of Plan Assets, Beginning			5.2	5.2
Fair Value of Plan Assets, Ending		4.0		4.0	5.2
Defined Benefit Plan, Net Periodic Benefit Cost (Credit) [Abstract]
Fair Value of Plan Assets		4.0	5.2	5.2	5.2			4.0	5.2
Pension Plans [Member] | Foreign government bonds [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair Value of Plan Assets, Beginning			0.0	0.0
Fair Value of Plan Assets, Ending		0.0		0.0	0.0
Defined Benefit Plan, Net Periodic Benefit Cost (Credit) [Abstract]
Fair Value of Plan Assets		0.0	0.0	0.0	0.0			0.0	0.0
Pension Plans [Member] | Foreign government bonds [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair Value of Plan Assets, Beginning			5.2	5.2
Fair Value of Plan Assets, Ending		4.0		4.0	5.2
Defined Benefit Plan, Net Periodic Benefit Cost (Credit) [Abstract]
Fair Value of Plan Assets		4.0	5.2	5.2	5.2			4.0	5.2
Pension Plans [Member] | U.S. municipal bonds [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Alternative Investment, Fair Value Disclosure	[3]							0.0	0.0
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair Value of Plan Assets, Beginning			1.9	1.9
Fair Value of Plan Assets, Ending		1.2		1.2	1.9
Defined Benefit Plan, Net Periodic Benefit Cost (Credit) [Abstract]
Fair Value of Plan Assets		1.2	1.9	1.9	1.9			1.2	1.9
Pension Plans [Member] | U.S. municipal bonds [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair Value of Plan Assets, Beginning			0.0	0.0
Fair Value of Plan Assets, Ending		0.0		0.0	0.0
Defined Benefit Plan, Net Periodic Benefit Cost (Credit) [Abstract]
Fair Value of Plan Assets		0.0	0.0	0.0	0.0			0.0	0.0
Pension Plans [Member] | U.S. municipal bonds [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair Value of Plan Assets, Beginning			1.9	1.9
Fair Value of Plan Assets, Ending		1.2		1.2	1.9
Defined Benefit Plan, Net Periodic Benefit Cost (Credit) [Abstract]
Fair Value of Plan Assets		1.2	1.9	1.9	1.9			1.2	1.9
Pension Plans [Member] | Money market funds [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Alternative Investment, Fair Value Disclosure	[3]							4.3	2.2
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair Value of Plan Assets, Beginning			2.2	2.2
Fair Value of Plan Assets, Ending		4.3		4.3	2.2
Defined Benefit Plan, Net Periodic Benefit Cost (Credit) [Abstract]
Fair Value of Plan Assets		4.3	2.2	2.2	2.2			4.3	2.2
Pension Plans [Member] | Money market funds [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair Value of Plan Assets, Beginning			0.0	0.0
Fair Value of Plan Assets, Ending		0.0		0.0	0.0
Defined Benefit Plan, Net Periodic Benefit Cost (Credit) [Abstract]
Fair Value of Plan Assets		0.0	0.0	0.0	0.0			0.0	0.0
Pension Plans [Member] | Money market funds [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair Value of Plan Assets, Beginning			0.0	0.0
Fair Value of Plan Assets, Ending		0.0		0.0	0.0
Defined Benefit Plan, Net Periodic Benefit Cost (Credit) [Abstract]
Fair Value of Plan Assets		0.0	0.0	0.0	0.0			0.0	0.0
Pension Plans [Member] | Mutual fund [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Alternative Investment, Fair Value Disclosure	[3]							0.0	0.0
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair Value of Plan Assets, Beginning			9.0	9.0
Fair Value of Plan Assets, Ending		7.8		7.8	9.0
Defined Benefit Plan, Net Periodic Benefit Cost (Credit) [Abstract]
Fair Value of Plan Assets		7.8	9.0	9.0	9.0			7.8	9.0
Pension Plans [Member] | Mutual fund [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair Value of Plan Assets, Beginning			9.0	9.0
Fair Value of Plan Assets, Ending		7.8		7.8	9.0
Defined Benefit Plan, Net Periodic Benefit Cost (Credit) [Abstract]
Fair Value of Plan Assets		7.8	9.0	9.0	9.0			7.8	9.0
Pension Plans [Member] | Mutual fund [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair Value of Plan Assets, Beginning			0.0	0.0
Fair Value of Plan Assets, Ending		0.0		0.0	0.0
Defined Benefit Plan, Net Periodic Benefit Cost (Credit) [Abstract]
Fair Value of Plan Assets		0.0	0.0	0.0	0.0			0.0	0.0
Pension Plans [Member] | Treasury futures, receivable [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Alternative Investment, Fair Value Disclosure	[3]							0.0	0.0
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair Value of Plan Assets, Beginning			10.7	10.7
Fair Value of Plan Assets, Ending		13.4		13.4	10.7
Defined Benefit Plan, Net Periodic Benefit Cost (Credit) [Abstract]
Fair Value of Plan Assets		13.4	10.7	10.7	10.7			13.4	10.7
Pension Plans [Member] | Treasury futures, receivable [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair Value of Plan Assets, Beginning			0.0	0.0
Fair Value of Plan Assets, Ending		0.0		0.0	0.0
Defined Benefit Plan, Net Periodic Benefit Cost (Credit) [Abstract]
Fair Value of Plan Assets		0.0	0.0	0.0	0.0			0.0	0.0
Pension Plans [Member] | Treasury futures, receivable [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair Value of Plan Assets, Beginning			10.7	10.7
Fair Value of Plan Assets, Ending		13.4		13.4	10.7
Defined Benefit Plan, Net Periodic Benefit Cost (Credit) [Abstract]
Fair Value of Plan Assets		13.4	10.7	10.7	10.7			13.4	10.7
Pension Plans [Member] | Treasury futures, payable [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Alternative Investment, Fair Value Disclosure	[3]							0.0	0.0
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair Value of Plan Assets, Beginning			(2.3)	(2.3)
Fair Value of Plan Assets, Ending		(11.4)		(11.4)	(2.3)
Defined Benefit Plan, Net Periodic Benefit Cost (Credit) [Abstract]
Fair Value of Plan Assets		(11.4)	(2.3)	(2.3)	(2.3)			(11.4)	(2.3)
Pension Plans [Member] | Treasury futures, payable [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair Value of Plan Assets, Beginning			0.0	0.0
Fair Value of Plan Assets, Ending		0.0		0.0	0.0
Defined Benefit Plan, Net Periodic Benefit Cost (Credit) [Abstract]
Fair Value of Plan Assets		0.0	0.0	0.0	0.0			0.0	0.0
Pension Plans [Member] | Treasury futures, payable [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair Value of Plan Assets, Beginning			(2.3)	(2.3)
Fair Value of Plan Assets, Ending		(11.4)		(11.4)	(2.3)
Defined Benefit Plan, Net Periodic Benefit Cost (Credit) [Abstract]
Fair Value of Plan Assets		(11.4)	(2.3)	(2.3)	(2.3)			(11.4)	(2.3)
Pension Plans [Member] | Cash collateral [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Alternative Investment, Fair Value Disclosure	[3]							0.0	0.0
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair Value of Plan Assets, Beginning			0.3	0.3
Fair Value of Plan Assets, Ending		0.3		0.3	0.3
Defined Benefit Plan, Net Periodic Benefit Cost (Credit) [Abstract]
Fair Value of Plan Assets		0.3	0.3	0.3	0.3			0.3	0.3
Pension Plans [Member] | Cash collateral [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair Value of Plan Assets, Beginning			0.3	0.3
Fair Value of Plan Assets, Ending		0.3		0.3	0.3
Defined Benefit Plan, Net Periodic Benefit Cost (Credit) [Abstract]
Fair Value of Plan Assets		0.3	0.3	0.3	0.3			0.3	0.3
Pension Plans [Member] | Cash collateral [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair Value of Plan Assets, Beginning			0.0	0.0
Fair Value of Plan Assets, Ending		0.0		0.0	0.0
Defined Benefit Plan, Net Periodic Benefit Cost (Credit) [Abstract]
Fair Value of Plan Assets		0.0	0.0	0.0	0.0			0.0	0.0
Pension Plans [Member] | Receivable (foreign currency) [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Alternative Investment, Fair Value Disclosure	[3]							0.0	0.0
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair Value of Plan Assets, Beginning			0.2	0.2
Fair Value of Plan Assets, Ending		0.1		0.1	0.2
Defined Benefit Plan, Net Periodic Benefit Cost (Credit) [Abstract]
Fair Value of Plan Assets		0.1	0.2	0.2	0.2			0.1	0.2
Pension Plans [Member] | Receivable (foreign currency) [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair Value of Plan Assets, Beginning			0.0	0.0
Fair Value of Plan Assets, Ending		0.0		0.0	0.0
Defined Benefit Plan, Net Periodic Benefit Cost (Credit) [Abstract]
Fair Value of Plan Assets		0.0	0.0	0.0	0.0			0.0	0.0
Pension Plans [Member] | Receivable (foreign currency) [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair Value of Plan Assets, Beginning			0.2	0.2
Fair Value of Plan Assets, Ending		0.1		0.1	0.2
Defined Benefit Plan, Net Periodic Benefit Cost (Credit) [Abstract]
Fair Value of Plan Assets		0.1	0.2	0.2	0.2			0.1	0.2
Pension Plans [Member] | Total Plan investments [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Alternative Investment, Fair Value Disclosure	[3]							34.2	26.0
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair Value of Plan Assets, Beginning			607.2	607.2
Fair Value of Plan Assets, Ending		642.4		642.4	607.2
Defined Benefit Plan, Net Periodic Benefit Cost (Credit) [Abstract]
Fair Value of Plan Assets		642.4	607.2	607.2	607.2			642.4	607.2
Pension Plans [Member] | Total Plan investments [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair Value of Plan Assets, Beginning			368.7	368.7
Fair Value of Plan Assets, Ending		403.7		403.7	368.7
Defined Benefit Plan, Net Periodic Benefit Cost (Credit) [Abstract]
Fair Value of Plan Assets		403.7	368.7	368.7	368.7			403.7	368.7
Pension Plans [Member] | Total Plan investments [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair Value of Plan Assets, Beginning			212.5	212.5
Fair Value of Plan Assets, Ending		204.5		204.5	212.5
Defined Benefit Plan, Net Periodic Benefit Cost (Credit) [Abstract]
Fair Value of Plan Assets		204.5	212.5	212.5	212.5			204.5	212.5
Pension Plans [Member] | Receivable from broker for securities sold [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair Value of Plan Assets, Beginning			0.0	0.0
Fair Value of Plan Assets, Ending		0.0		0.0	0.0
Defined Benefit Plan, Net Periodic Benefit Cost (Credit) [Abstract]
Fair Value of Plan Assets		0.0	0.0	0.0	0.0			0.0	0.0
Pension Plans [Member] | Interest and dividends receivable [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair Value of Plan Assets, Beginning			3.0	3.0
Fair Value of Plan Assets, Ending		3.2		3.2	3.0
Defined Benefit Plan, Net Periodic Benefit Cost (Credit) [Abstract]
Fair Value of Plan Assets		3.2	3.0	3.0	3.0			3.2	3.0
Pension Plans [Member] | Payable to broker for securities purchased [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair Value of Plan Assets, Beginning			(14.3)	(14.3)
Fair Value of Plan Assets, Ending		(10.3)		(10.3)	(14.3)
Defined Benefit Plan, Net Periodic Benefit Cost (Credit) [Abstract]
Fair Value of Plan Assets		(10.3)	(14.3)	(14.3)	(14.3)			(10.3)	(14.3)
Pension Plans [Member] | Plan investments attributable to affiliates [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair Value of Plan Assets, Beginning			(138.6)	(138.6)
Fair Value of Plan Assets, Ending		(158.1)		(158.1)	(138.6)
Defined Benefit Plan, Net Periodic Benefit Cost (Credit) [Abstract]
Fair Value of Plan Assets		(158.1)	(138.6)	(138.6)	(138.6)			(158.1)	(138.6)
Pension Plans [Member] | Total Plan assets [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair Value of Plan Assets, Beginning			457.3	457.3
Fair Value of Plan Assets, Ending		477.2		477.2	457.3
Defined Benefit Plan, Net Periodic Benefit Cost (Credit) [Abstract]
Fair Value of Plan Assets		477.2	457.3	457.3	457.3			477.2	457.3
Other Postretirement Benefit Plans, Defined Benefit [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Plan Assets, Contributions by Plan Participant				2.7	2.9
Defined Benefit Plan, Plan Assets, Benefits Paid				(13.4)	(13.4)
Defined Benefit Plan, Benefit Obligation, Benefits Paid				(13.4)	(13.4)
Settlement				0.4	0.0	0.0
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefit Obligation, Beginning			166.4	166.4	176.1
Service cost				0.4	0.6	1.0
Interest cost				5.6	7.4	7.9
Plan settlements				21.1	0.0
Participants' contributions				2.7	2.9
Actuarial gains (losses)				4.6	(7.2)
Benefit Obligation, Ending		115.8		115.8	166.4	176.1
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair Value of Plan Assets, Beginning			47.8	47.8	50.0
Actual return on plans' assets				2.5	1.8
Employer contributions				26.7	6.5
Plan settlements				21.1	0.0
Fair Value of Plan Assets, Ending		45.2		45.2	47.8	50.0
Funded Status of Plan								$ (70.6)	$ (118.6)
Defined Benefit Plan, Net Periodic Benefit Cost (Credit) [Abstract]
Service cost				0.4	0.6	1.0
Interest cost				5.6	7.4	7.9
Expected return on plan assets				(2.0)	(2.1)	(2.2)
Defined Benefit Plan, Amortization of Gain (Loss)				(1.9)	(2.5)	(11.9)
Amortization of unrecognized prior service cost	[1]			(2.5)	(6.1)	(13.6)
Settlement				0.4	0.0	0.0
Net Periodic Benefit Cost	[2]			3.8	2.3	5.0
Capitalized Portion of Net Periodic Benefit Cost				$ 1.1	$ 0.8	$ 1.6
Assumptions Used Calculating Benefit Obligation, Discount Rate								3.70%	4.20%	4.25%
Assumptions Used Calculating Net Periodic Benefit Cost, Expected Long-term Return on Assets				4.00%	4.00%	4.00%
Health Care Cost Trend Rate Assumed for Next Fiscal Year							6.50%	7.50%	6.75%	6.10%
Ultimate Health Care Cost Trend Rate								4.50%	4.50%	4.50%
Year that Rate Reaches Ultimate Trend Rate				2030	2026	2026
Fair Value of Plan Assets		45.2	47.8	$ 47.8	$ 50.0	$ 50.0		$ 45.2	$ 47.8	$ 50.0
Other Postretirement Benefit Plans, Defined Benefit [Member] | OKLAHOMA
Defined Benefit Plan, Net Periodic Benefit Cost (Credit) [Abstract]
Additional Postretirement Medical Expense to Meet State Requirements				6.2	7.9	$ 5.8
Other Postretirement Benefit Plans, Defined Benefit [Member] | Cash [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair Value of Plan Assets, Ending		0.5		0.5
Defined Benefit Plan, Net Periodic Benefit Cost (Credit) [Abstract]
Fair Value of Plan Assets		0.5		0.5				0.5
Other Postretirement Benefit Plans, Defined Benefit [Member] | Money market funds [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair Value of Plan Assets, Beginning			0.3	0.3
Fair Value of Plan Assets, Ending					0.3
Defined Benefit Plan, Net Periodic Benefit Cost (Credit) [Abstract]
Fair Value of Plan Assets			0.3	0.3	0.3				0.3
Other Postretirement Benefit Plans, Defined Benefit [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair Value of Plan Assets, Beginning			8.4	8.4
Fair Value of Plan Assets, Ending		10.0		10.0	8.4
Defined Benefit Plan, Net Periodic Benefit Cost (Credit) [Abstract]
Fair Value of Plan Assets		10.0	8.4	8.4	8.4			10.0	8.4
Other Postretirement Benefit Plans, Defined Benefit [Member] | Fair Value, Inputs, Level 1 [Member] | Cash [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair Value of Plan Assets, Ending		0.5		0.5
Defined Benefit Plan, Net Periodic Benefit Cost (Credit) [Abstract]
Fair Value of Plan Assets		0.5		0.5				0.5
Other Postretirement Benefit Plans, Defined Benefit [Member] | Fair Value, Inputs, Level 1 [Member] | Money market funds [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair Value of Plan Assets, Beginning			0.3	0.3
Fair Value of Plan Assets, Ending					0.3
Defined Benefit Plan, Net Periodic Benefit Cost (Credit) [Abstract]
Fair Value of Plan Assets			0.3	0.3	0.3				0.3
Other Postretirement Benefit Plans, Defined Benefit [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair Value of Plan Assets, Beginning			0.0	0.0
Fair Value of Plan Assets, Ending		0.0		0.0	0.0
Defined Benefit Plan, Net Periodic Benefit Cost (Credit) [Abstract]
Fair Value of Plan Assets		0.0	0.0	0.0	0.0			0.0	0.0
Other Postretirement Benefit Plans, Defined Benefit [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair Value of Plan Assets, Beginning			44.7	44.7
Fair Value of Plan Assets, Ending		40.2		40.2	44.7
Defined Benefit Plan, Net Periodic Benefit Cost (Credit) [Abstract]
Fair Value of Plan Assets		40.2	44.7	44.7	44.7			40.2	44.7
Other Postretirement Benefit Plans, Defined Benefit [Member] | Fair Value, Inputs, Level 3 [Member] | Cash [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair Value of Plan Assets, Ending		0.0		0.0
Defined Benefit Plan, Net Periodic Benefit Cost (Credit) [Abstract]
Fair Value of Plan Assets		0.0		0.0				0.0
Other Postretirement Benefit Plans, Defined Benefit [Member] | Fair Value, Inputs, Level 3 [Member] | Money market funds [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair Value of Plan Assets, Beginning			0.0	0.0
Fair Value of Plan Assets, Ending					0.0
Defined Benefit Plan, Net Periodic Benefit Cost (Credit) [Abstract]
Fair Value of Plan Assets			0.0	0.0	0.0				0.0
Other Postretirement Benefit Plans, Defined Benefit [Member] | Total Plan investments [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair Value of Plan Assets, Beginning			53.1	53.1
Fair Value of Plan Assets, Ending		50.2		50.2	53.1
Defined Benefit Plan, Net Periodic Benefit Cost (Credit) [Abstract]
Fair Value of Plan Assets		50.2	53.1	53.1	53.1			$ 50.2	53.1
Pension Plans [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Benefit Obligation, Increase (Decrease) for Plan Amendment				0.0	0.0
Restoration of Retirement Income Plan [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Benefit Obligation, Increase (Decrease) for Plan Amendment				$ 0.0	0.0
Less Than 90% [Member]
Defined Benefit Plan, Net Periodic Benefit Cost (Credit) [Abstract]
Projected Benefit Obligation Funded Status Thresholds Fixed Income				50.00%
Projected Benefit Obligation Funded Status Thresholds Equity				50.00%
Projected Benefit Obligation Funded Status Thresholds				100.00%
95% [Member]
Defined Benefit Plan, Net Periodic Benefit Cost (Credit) [Abstract]
Projected Benefit Obligation Funded Status Thresholds Fixed Income				58.00%
Projected Benefit Obligation Funded Status Thresholds Equity				42.00%
Projected Benefit Obligation Funded Status Thresholds				100.00%
100% [Member]
Defined Benefit Plan, Net Periodic Benefit Cost (Credit) [Abstract]
Projected Benefit Obligation Funded Status Thresholds Fixed Income				65.00%
Projected Benefit Obligation Funded Status Thresholds Equity				35.00%
Projected Benefit Obligation Funded Status Thresholds				100.00%
105% [Member]
Defined Benefit Plan, Net Periodic Benefit Cost (Credit) [Abstract]
Projected Benefit Obligation Funded Status Thresholds Fixed Income				73.00%
Projected Benefit Obligation Funded Status Thresholds Equity				27.00%
Projected Benefit Obligation Funded Status Thresholds				100.00%
110% [Member]
Defined Benefit Plan, Net Periodic Benefit Cost (Credit) [Abstract]
Projected Benefit Obligation Funded Status Thresholds Fixed Income				80.00%
Projected Benefit Obligation Funded Status Thresholds Equity				20.00%
Projected Benefit Obligation Funded Status Thresholds				100.00%
115% [Member]
Defined Benefit Plan, Net Periodic Benefit Cost (Credit) [Abstract]
Projected Benefit Obligation Funded Status Thresholds Fixed Income				85.00%
Projected Benefit Obligation Funded Status Thresholds Equity				15.00%
Projected Benefit Obligation Funded Status Thresholds				100.00%
120% [Member]
Defined Benefit Plan, Net Periodic Benefit Cost (Credit) [Abstract]
Projected Benefit Obligation Funded Status Thresholds Fixed Income				90.00%
Projected Benefit Obligation Funded Status Thresholds Equity				10.00%
Projected Benefit Obligation Funded Status Thresholds				100.00%
Domestic All-Cap/Large Cap Equity [Member]
Defined Benefit Plan, Net Periodic Benefit Cost (Credit) [Abstract]
Target Plan Asset Allocations								40.00%
Domestic Mid-Cap Equity [Member]
Defined Benefit Plan, Net Periodic Benefit Cost (Credit) [Abstract]
Target Plan Asset Allocations								15.00%
Domestic Small-Cap Equity [Member]
Defined Benefit Plan, Net Periodic Benefit Cost (Credit) [Abstract]
Target Plan Asset Allocations								25.00%
International Equity [Member]
Defined Benefit Plan, Net Periodic Benefit Cost (Credit) [Abstract]
Target Plan Asset Allocations								20.00%
OG&E [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Employer contributions				$ 4.0	0.0
OG&E [Member] | Other Postretirement Benefit Plans, Defined Benefit [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair Value of Plan Assets, Beginning			47.8	47.8
Fair Value of Plan Assets, Ending		45.2		45.2	47.8
Defined Benefit Plan, Net Periodic Benefit Cost (Credit) [Abstract]
Fair Value of Plan Assets		$ 45.2	$ 47.8	$ 47.8	$ 47.8			$ 45.2	$ 47.8
Minimum [Member] | Domestic All-Cap/Large Cap Equity [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Target Allocation Percentage				0.35
Minimum [Member] | Domestic Mid-Cap Equity [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Target Allocation Percentage				0.05
Minimum [Member] | Domestic Small-Cap Equity [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Target Allocation Percentage				0.05
Minimum [Member] | International Equity [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Target Allocation Percentage				0.1
Maximum [Member] | Domestic All-Cap/Large Cap Equity [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Target Allocation Percentage				0.6
Maximum [Member] | Domestic Mid-Cap Equity [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Target Allocation Percentage				0.25
Maximum [Member] | Domestic Small-Cap Equity [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Target Allocation Percentage				0.3
Maximum [Member] | International Equity [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Target Allocation Percentage				0.3

[1]	Unamortized prior service cost is amortized on a straight-line basis over the average remaining service period to the first eligibility age of participants who are expected to receive a benefit and are active at the date of the plan amendment.
[2]	In addition to the $26.0 million, $11.8 million and $27.4 million of net periodic benefit cost recognized in 2017, 2016 and 2015, respectively, OG&E recognized the following: •a change in pension expense in 2017, 2016 and 2015 of $(2.3) million, $9.9 million and $(3.1) million, respectively, to maintain the allowable amount to be recovered for pension expense in the Oklahoma jurisdiction, which are included in the Pension tracker regulatory asset or liability (see Note 1);•an increase in postretirement medical expense in 2017, 2016 and 2015 of $6.2 million, $7.9 million and $5.8 million, respectively, to maintain the allowable amount to be recovered for postretirement medical expense in the Oklahoma jurisdiction which are included in the Pension tracker regulatory asset or liability (see Note 1); and •a deferral of pension expense in 2017, 2016 and 2015 of $0.9 million, $0.1 million and $1.9 million related to the Arkansas jurisdictional portion of the pension settlement charge of $11.7 million, $0.4 million and $14.2 million, respectively.
[3]	GAAP allows the measurement of certain investments that do not have a readily determinable fair value at the net asset value. These investments do not consider the observability of inputs; therefore, they are not included within the fair value hierarchy.
[4]	This category represents U.S. Treasury notes and bonds with a Moody's Investors Services rating of Aaa and Government Agency Bonds with a Moody's Investors Services rating of A1 or higher.
[5]	This category represents units of participation in a commingled fund that primarily invested in stocks of international companies and emerging markets.